ACCOUNTS RECEIVABLE, NET - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Allowance for doubtful accounts:
Balance at beginning of year/Period	¥ (6,247)	¥ (2,993)
Addition	(2,002)	(7,857)
Written off	1,036	4,603
Balance at end of year/period	¥ (7,213)	¥ (6,247)